                                                        Registration No. 2-84199
                                                                        811-3762

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form N 1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 27

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No. 28

                    SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
               (Exact name of Registrant as Specified in Charter)


                   125 Broad Street, New York, New York 10004
              (Address of Principal Executive Offices) (Zip Code)

                                 (800) 451-2010
              (Registrant's telephone number, including Area Code)

                               Christina T. Sydor

             300 First Stamford Place, Stamford, Connecticut 06902
                    (Name and address of agent for service)

                                   Continuous
                    (Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:



[ XX ]      immediately upon filing pursuant to
            Rule 485(b)
[  ]        on December 30, 2002 pursuant to Rule

            485(b)

[  ]        60 days after filing pursuant to paragraph
(a)(1) of Rule 485(a)
[  ]        On (date) pursuant to paragraph (a)(1) of
            Rule 485
[  ]        75 days after filing pursuant to paragraph (a)(2)
            of Rule 485
[  ]        On (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Common Stock

                               December 30, 2002

                         As Revised, January 27, 2003


                      STATEMENT OF ADDITIONAL INFORMATION

                   SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

                               125 Broad Street
                           New York, New York 10004
                                (800) 451-2010

   This Statement of Additional Information (the "SAI") is not a prospectus and is meant to be read in conjunction with the current prospectuses of the Smith Barney Aggressive Growth Fund Inc. (the "fund"), each dated December 30, 2002, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the fund's prospectuses. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. A prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, PFS Investments Inc. ("PFSI") Registered Representative, a broker/dealer, financial intermediary or a financial institution (each called a "Service Agent"), or by writing or calling the fund at the address or telephone number set forth above.

                               TABLE OF CONTENTS


Investment Objective and Management Policies...............................  2
Directors and Officers.....................................................  7
Investment Management and Other Services................................... 11
Purchase of Shares......................................................... 17
PFS Investments Accounts................................................... 23
Redemption of Shares....................................................... 25
Valuation of Shares........................................................ 28
Exchange Privilege......................................................... 29
Performance Data........................................................... 30
Dividends, Distributions and Taxes......................................... 33
Additional Information..................................................... 34
Financial Statements....................................................... 35
Other Information.......................................................... 36

                 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

   The fund's prospectus discuss the fund's investment objective and policies. The following discussion supplements the description of the fund's investment policies in the prospectus. Smith Barney Fund Management LLC ("SBFM" or the "manager") serves as investment adviser and administrator to the fund.

   The investment objective of the fund is capital appreciation. Although the fund may receive current income from dividends, interest and other sources, income is only an incidental consideration of the fund. The fund attempts to achieve its investment objective by investing primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. Although the manager anticipates that the assets of the fund ordinarily will be invested primarily in common stocks of U.S. companies, the fund may invest in convertible securities, preferred stocks, securities of foreign issuers, warrants and restricted securities. In addition, when the manager believes that market conditions warrant, the fund may invest for temporary defensive purposes in any type of money market instruments and short-term debt securities or cash. The fund is also authorized to borrow up to 5% of its total assets for extraordinary or emergency purposes, and may borrow up to 33 1/3% of its total assets less liabilities, for leveraging purposes. See "Leveraging."

   Certain Risk Considerations. Securities of the kinds of companies in which the fund invests may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a result, the fund is not likely to receive significant dividend income on its portfolio securities. Accordingly, an investment in the fund should not be considered as a complete investment program and may not be appropriate for all investors.

   Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

   As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

   Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

   Foreign Securities. The fund may invest up to 10% of its net assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

   Index-Related Securities. The fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index ("Equity Equivalents"). Such Equity Equivalents include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

   Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund's assets across a broad range of equity securities.

   To the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of the fund that invests in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

   The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalents is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the fund investing in such instruments.

   Repurchase Agreements. The fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire an underlying obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The manager reviews on an ongoing basis the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risk.

   Lending of Portfolio Securities. The fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, will be consistent with applicable regulatory requirements. The fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority from the Securities and Exchange Commission (the "SEC"). Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities") which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney, and which is acting as a "finder."

   In lending its portfolio securities, the fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value;
(e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

   Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

   Restricted Securities. Restricted securities are those that may not be sold publicly without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). For that reason, the fund may not be able to dispose of restricted securities at a time when, or at a price at which, it desires to do so and may have to bear expenses associated with registering the securities. At any one time, the fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than five business days, and securities lacking readily available market quotations will not exceed 15% of the fund's net assets.

   Portfolio Turnover. The fund's investment policies may result in its experiencing a greater portfolio turnover rate than those of investment companies that seek to produce income or to maintain a balanced investment position. Although the fund's portfolio turnover rate cannot be predicted and will vary from year to year, the manager expects that the fund's annual portfolio turnover rate will not exceed 100%. A 100% portfolio turnover rate would occur if all securities in the fund's portfolio were replaced once during a period of one year. A higher rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 2001 and 2002 fiscal years, the fund's portfolio turnover rates were 0% and 1%, respectively.

   Money Market Instruments. The fund may invest for defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

Investment Restrictions

   The fund has adopted the investment restrictions below for the protection of shareholders. Restrictions 1 through 7 may not be changed without the vote of a majority of the outstanding shares of the fund, defined under the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present in person or represented by proxy or (b) more than 50% of the fund's outstanding shares. The fund may not:

      1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

      2. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      3. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      4. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      5. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the 1933 Act, as amended, in disposing of portfolio securities.

      6. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from:
   (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

      7. Borrow money except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

      8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

      9. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

      10. Invest more than 5% of the value of its net assets (valued at the lower of cost or market) in warrants, of which no more than 2% of net assets may be invested in warrants not listed on the NYSE or the AMEX. The acquisition of warrants attached to other securities is not subject to this restriction.

      11. Purchase, sell or write put, call, straddle or spread options.

      12. Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs.

      13. Invest in companies for the purpose of exercising management or control.

      14. Invest more than 5% of the value of its total assets in securities of issuers having a record of fewer than three years of continual operation except that the restriction will not apply to U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, and guarantors of underlying assets.)

   Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI, and any future change in these practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                            DIRECTORS AND OFFICERS

   The business and affairs of the fund are managed under the direction of its Board of Directors. The names of the Directors and officers of the fund together with information as to their principal business occupations during the past five years are set forth below. The officers of the fund are employees of organizations that provide services to the fund. For purposes of this chart only, "SSB" shall be defined as Salomon Smith Barney Inc.

                                                                                           Number of
                                        Term of                                           Portfolios
                                      Office* and                Principal                in the Fund     Other
                          Position(s)  Length of               Occupation(s)                Complex   Directorships
                           Held with     Time                   During Past                Overseen      Held by
Name, Address and Age        Fund       Served                  Five Years                by Director   Director
---------------------     ----------- ----------- --------------------------------------- ----------- -------------
NON-INTERESTED DIRECTORS:

Paul Ades                  Director      Since    Law Firm of Paul R. Ades PLLC;               16         None
Paul R. Ades, PLLC                        1983    Partner in Law Firm of Murov & Ades,
181 West Main Street,                             Esq.
 Suite C
Babylon, NY 11702
Age 61

Herbert Barg               Director      Since    Retired                                      44         None
1460 Drayton Lane                         1983
Wynnewood, PA 19096
Age 79

Dwight B. Crane            Director      Since    Professor, Harvard Business School           50         None
Harvard Business School                   1994
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 64

Frank G. Hubbard           Director      Since    President of Avatar International, Inc.      16         None
Avatar International,                     1994    (Business Development)(since 1998);
 Inc.                                             Vice President of S&S Industries
87 Whittredge Road                                (Chemical Distribution)(1995-1998)
Summit, NJ 07901
Age 65

Jerome H. Miller           Director      Since    Retired                                      16         None
c/o R. Jay Gerken                         1998
SSB
399 Park Avenue
New York, NY 10022
Age 64

Ken Miller                 Director      Since    President of Young Stuff Apparel Group       16         None
930 Fifth Avenue                          1983    Inc. (Since 1963)
New York, NY 10021
Age 60

INTERESTED DIRECTOR:

R. Jay Gerken**            Chairman,     Since    Managing Director of SSB                    226         None
SSB                        President      2002
399 Park Avenue            and Chief
New York, NY 10022         Executive
Age 51                     Officer

--------
* Each Director and officer serves until his or her respective successor has been duly elected and qualified.
** Mr. Gerken is an "Interested Director" of the fund because he is an officer of SBFM and certain of its affiliates.

                                                                                                 Number of
                                               Term of                                          Portfolios
                                             Office* and               Principal                in the Fund     Other
                               Position(s)    Length of              Occupation(s)                Complex   Directorships
                                Held with       Time                  During Past                Overseen      Held by
Name, Address and Age             Fund         Served                 Five Years                by Director   Director
---------------------        --------------- ----------- -------------------------------------- ----------- -------------
OFFICERS:

Lewis E. Daidone             Senior Vice        Since    Managing Director of SSB; Director and     N/A          N/A
SSB                          President and       1993    Senior Vice President of SBFM and
125 Broad Street, 11th Floor Chief                       Travelers Investment Advisors, Inc.
New York, NY 10004           Administrative              ("TIA")
Age 44                       Officer

Richard L. Peteka            Chief Financial    Since    Director and Head of Internal Control      N/A          N/A
SSB                          Officer and         2002    for Citigroup Asset Management U.S.
125 Broad Street, 11th Floor Treasurer                   Mutual Fund Administration from 1999-
New York, NY 10004                                       2002; Vice President, Head of Mutual
Age 40                                                   Fund Administration and Treasurer at
                                                         Oppenheimer Capital from 1996-1999

Richard A. Freeman           Vice President     Since    Managing Director of SSB and               N/A          N/A
SSB                          and Investment      1983    Investment Officer of SBFM
399 Park Avenue              Officer
New York, NY 10022
Age 49

Martin Hanley                Investment         Since    Managing Director of SSB and               N/A          N/A
SSB                          Officer             2001    Investment Officer of SBFM
399 Park Avenue
New York, NY 10022
Age 36

Kaprel Ozsolak               Controller         Since    Vice President of SSB                      N/A          N/A
SSB                                              2002
125 Broad Street, 9th Floor
New York, NY 10004
Age 36

Christina T. Sydor           Secretary          Since    Managing Director of SSB; General          N/A          N/A
SSB                                              1993    Counsel and Secretary of SBFM and
300 First Stamford Place,                                TIA
4th Floor
Stamford, CT 06902
Age 51

Marianne Motley              Assistant          Since    Director of Mutual Fund Administration     N/A          N/A
                             Treasurer           2000    for Salomon Smith Barney (since 1994).
SSB
125 Broad Street, 10th Floor
New York, NY 10004
Age 43

Rosemary D. Emmens           Assistant          Since    Vice President and Associate General       N/A          N/A
                             Secretary           2002    Counsel, Citigroup Asset Management
SSB                                                      (since 1998); Counsel, The Dreyfus
300 First Stamford Place                                 Corporation (from 1995 to 1998).
4th Floor
Stamford, CT 06902
Age 33

Harris Goldblat              Assistant          Since    Associate General Counsel, Citigroup       N/A          N/A
SSB                          Secretary           2002    Asset Management (since 2000);
300 First Stamford Place                                 Associate, Stroock & Stroock & Lavan
4th Floor                                                LLP (from 1997 to 2000).
Stamford, CT 06902
Age 33

                                                                                              Number of
                                           Term of                                           Portfolios
                                         Office* and                Principal                in the Fund     Other
                             Position(s)  Length of               Occupation(s)                Complex   Directorships
                              Held with     Time                   During Past                Overseen      Held by
Name, Address and Age           Fund       Served                  Five Years                by Director   Director
---------------------        ----------- ----------- --------------------------------------- ----------- -------------

Steven Frank                 Assistant      Since    Vice President of SSB; Accounting           N/A          N/A
SSB                          Controller      2001    Manager and Assistant Vice President
125 Broad Street, 11th Floor
New York, NY 10004
Age 34

Wendy Setnicka               Assistant      Since    Assistant Vice President of SSB;            N/A          N/A
SSB                          Controller      2002    Assistant Vice President, Credit Swiss
125 Broad Street, 11th Floor                         Asset Management (1993-1998)
New York, NY 10004
Age 35

Andrew Beagley               Chief Anti-    Since    Director of Compliance; Director of SSB     N/A          N/A
SSB                          Money           2002
125 Broad Street, 11th Floor Laundering
New York, NY 10004           Officer
Age

--------
* Each Director and officer serves until his or her respective successor has been duly elected and qualified.

   For the calendar year ended December 31, 2001, the Directors beneficially owned equity securities of the fund within the dollar ranges presented in the table below:

                                                   Aggregate Dollar Range
                                     Dollar Range  of Equity Securities In
                                       of Equity    Registered Investment
                                     Securities in  Companies Overseen by
      Name of Director                 the Fund           Director
      ----------------               ------------- -----------------------
      Paul R. Ades..................     None            Over $100,000
      Herbert Barg..................     None               None
      Dwight B. Crane...............     None            Over $100,000
      R. Jay Gerken.................     None            Over $100,000
      Frank G. Hubbard..............     None          $10,001-$50,000
      Heath B. McLendon*............     None            Over $100,000
      Jerome H. Miller..............     None            $1.00-$10,000
      Ken Miller....................     None          $10,001-$50,000

--------
* Effective September 13, 2002, Heath B. McLendon resigned from the fund's Board of Directors.

   As of December 31, 2001, none of the above independent Directors, or their immediate family members, owned beneficially or of record any securities of the manager or a principal underwriter of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager or a principal underwriter of the fund.

   The fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the fund or the manager under the 1940 Act (''Independent Directors''), namely Messrs. Ades, Barg, Crane, Hubbard, K. Miller and J. Miller.

   In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and results of the audits and audit fees charged, and reviews the fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the fund, its adviser and affiliates by the independent public accountants. During the most recent fiscal year, the Audit Committee met twice.

   The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by the fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the fund's secretary. The Nominating Committee did not meet during the fund's most recent fiscal year.

   No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the fund for serving as an officer or Director of the fund. The fund pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $22,500 per annum plus $2,900 per meeting attended and reimburses travel and out-of-pocket expenses. During the calendar year ended December 31, 2001, such expenses totaled $6,095.61. The Directors of the fund were paid the following compensation for the respective periods:

                                     Pension or      Total        Number of
                       Aggregate     Retirement   Compensation    Funds for
                     Compensation     Benefits     from Fund     Which Person
                       from Fund     Accrued as   Complex for   Serves within
                    For Fiscal Year Part of Fund Calendar Year   Fund Complex
 Name of Person     Ended 08/31/02    Expenses   Ended 12/31/01 as of 08/31/02
 --------------     --------------- ------------ -------------- --------------
 Paul R. Ades......     $7,000          $ 0         $ 52,500          16
 Herbert Barg......      7,100            0          114,000          44
 Dwight B. Crane...      7,000            0          143,550          50
 R. Jay Gerken.....         --           --               --         226
 Frank G. Hubbard..      7,000            0           52,400          16
 Heath B. McLendon*         --           --               --         226
 Jerome Miller.....      7,000            0           47,675          16
 Ken Miller........      7,000            0           52,200          16

--------
* Effective September 13, 2002, Heath B. McLendon resigned from the fund's Board of Directors.

   During the year in which they reach age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund Directors, together with reasonable out-of-pocket expenses for each meeting attended. During the fund's last fiscal year, aggregate compensation paid by the fund to Directors Emeritus totaled $11,164.

   As of December 2, 2002, the Directors and officers of the fund as a group owned less than 1% of the outstanding shares of the fund.

   To the best knowledge of the fund, as of December 2, 2002, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following classes:

    Class Percent           Name                       Address
    ----- -------  ----------------------- --------------------------------
      A   14.5357% PFPC Brokerage Services FBO Primerica Financial Services
                                           211 South Gulph Road
                                           King of Prussia, PA 19406

      B   17.4903% PFPC Brokerage Services FBO Primerica Financial Services
                                           211 South Gulph Road
                                           King of Prussia, PA 19406

Class Percent                 Name                            Address
----- -------  ----------------------------------- ------------------------------

  Y   28.4534% Smith Barney Concert Series         State Street Bank
               SB Allocation High Growth           Attn: James Casey
                                                   61 Broadway
                                                   New York, NY 10006

  Y   25.7390% Northern Trust Co Trustee           FBO Kohler Co and Subsidiaries
                                                   Master Ret TR
                                                   P.O. Box 92956
                                                   Chicago, IL 60675

  Y   16.7625% State Street Bank and Trust Company FBO Travelers 401k Plan
                                                   105 Rosemont Avenue
                                                   Westwood, MA 02090

  Y   15.5374% Smith Barney Concert Series         State Street Bank
               SB Allocation Growth                Attn: James Casey
                                                   61 Broadway
                                                   New York, NY 10006

  Z   99.9966% State Street Bank and Trust Company FBO Citigroup 401k Plan
                                                   105 Rosemont Avenue
                                                   Westwood, MA 02090

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

   SBFM serves as investment adviser to the fund pursuant to an investment advisory agreement (the "investment advisory agreement") with the fund, which was approved by the fund's Board of Directors, including a majority of the Independent Directors. The manager is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly-owned subsidiary of Citigroup Inc. Subject to the supervision and direction of the fund's Board of Directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places purchase and sale orders for portfolio transactions for the fund, and employs professional portfolio managers and securities analysts who provide research services to the fund.

   SBFM (through its predecessor entities) has been in the investment advisory business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of October 31, 2002 in excess of $98.7 billion.

   As compensation for investment advisory services, the fund pays the manager a fee computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. For the 2000, 2001 and 2002 fiscal years, the fund incurred $17,040,650, $31,008,541 and $35,274,611, respectively, in investment advisory fees.

   The investment advisory agreement for the fund has an initial term of two years and continues in effect, from year to year thereafter provided such continuance is specifically approved at least annually (a) by the fund's Board or by a majority of the outstanding voting securities of the fund, and in either event, by a majority of the Independent Directors, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the fund's outstanding shares (as defined in the 1940
Act). In approving the continuation of the investment advisory agreement, the Board, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the manager or its affiliates in connection with providing services to the fund, compared the fees charged by the manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the manager with respect to the fund. The Board also considered the fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of the fund in comparison to other funds of comparable size, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to fund performance and manager services, and benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as research services received by the manager from broker-dealers who execute transactions on behalf of the fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the investment advisory agreement was in the best interests of the fund and its shareholders. The Independent Directors were advised by separate independent legal counsel throughout the process. The fund or the manager may terminate the Investment Advisory Agreement on 60 days' written notice without penalty. The investment advisory agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

   SBFM also serves as administrator to the fund pursuant to a written administration agreement (the "Administration Agreement"). Subject to the supervision and direction of the Board, SBFM assists in supervising all aspects of the fund's operations, supplies the fund with office facilities (which may be SBFM's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund,
(ii) applicable contingent deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, executive and administrative services, and stationary and office supplies; and prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities. The Administrative Agreement continues automatically for successive annual periods, provided such continuance is approved at least annually by the Board of Directors and by a majority of the Independent Directors, with such Independent Directors casting votes in person at a meeting called for such purpose. SBFM pays the salary of any officer and employee who is employed by SBFM and the fund, and bears all expenses in connection with the performance of its services.

   As compensation for administrative services rendered to the fund, SBFM receives a fee computed daily and paid monthly at the annual rate of 0.20% of the fund's average daily net assets. For the 2000, 2001 and 2002 fiscal years, the fund paid SBFM $5,680,217, $10,336,180 and $11,758,204, respectively, in administration fees.

   The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Independent Directors, SEC fees and state blue sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; the fund's and Board members' proportionate share of insurance premiums; professional association dues and/or assessments; outside auditing and legal expenses; costs of maintenance of the fund's legal existence; costs attributable to investor services, including allocated telephone and personnel expenses; fees for necessary professional and brokerage services; fees for any pricing service; and costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, shareholders' reports and meetings of the officers or Board and any extraordinary expenses.

Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment adviser and principal underwriters have each adopted codes of ethics that permit their respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

   Copies of the Codes of Ethics of the fund, its investment adviser and principal underwriters are on file with the SEC.

Distributors

   Salomon Smith Barney, located at 388 Greenwich Street, New York, New York 10013, and PFS Distributors, Inc. ("PFS Distributors"), located at 3120 Breckinridge Blvd., Duluth, Georgia 30099, serve as the Fund's distributors pursuant to separate written agreements (the "distribution agreements"), which were approved by the fund's Board of Directors and by a majority of the Independent Directors, with such Independent Directors casting votes in person at a meeting called for such purpose. These distribution agreements replace a distribution agreement with CFBDS, Inc.

   Salomon Smith Barney and PFS Distributors may be deemed to be underwriters for purposes of the 1933 Act. From time to time, Salomon Smith Barney or PFS Distributors or their affiliates may also pay for certain non-cash sales incentives provided to PFSI Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described below, PFS Distributors may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFSI Registered Representatives that sell shares of the fund.

Initial Sales Charges

   The aggregate dollar amount of commissions on Class A and Class L shares received by Salomon Smith Barney and its affiliates were as follows:

  Class A Shares (paid to Salomon Smith Barney)

   For the fiscal year ended August 31:
           2002......................................... $18,684,477
           2001......................................... $21,834,000
           2000*........................................ $ 9,995,000
   * portion paid to CFBDS

  Class A Shares (paid to PFS and/or PFSI)

   For the fiscal year ended August 31:
           2002......................................... $ 6,917,477
           2001......................................... $ 4,567,395
           2000......................................... $   793,107

  Class L Shares (paid to Salomon Smith Barney)

   For the fiscal year ended August 31:
           2002......................................... $ 5,176,000
           2001......................................... $ 6,063,000
           2000*........................................ $ 3,335,000
   * portion paid to CFBDS

Deferred Sales Charge

  Class A Shares (paid to Salomon Smith Barney)

   For the fiscal year ended August 31:
           2002......................................... $   119,000
           2001......................................... $    78,000
           2000......................................... $    27,000

  Class B Shares (paid to Salomon Smith Barney)

   For the fiscal year ended August 31:
           2002......................................... $ 5,135,410
           2001......................................... $ 2,443,000
           2000......................................... $   624,000

  Class B Shares (paid to PFS and/or PFSI)

   For the fiscal year ended August 31:
           2002......................................... $   954,410
           2001......................................... $   406,714
           2000......................................... $    12,104

  Class L Shares (paid to Salomon Smith Barney)

   For the fiscal year ended August 31:
           2002......................................... $   520,000
           2001......................................... $   412,000
           2000......................................... $    93,000

   When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the investment advisory and distribution agreements for continuance.

Distribution Arrangements

   To compensate Salomon Smith Barney and PFSI for the services they provide and for the expenses they bear under the Distribution Agreements, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. The only Classes of shares being offered for sale through PFSI are Class A shares and Class B shares. Under the Plan, Salomon Smith Barney is paid a fee with respect to shares of the fund sold through Salomon Smith Barney and PFSI is paid a fee with respect to shares of the fund sold through PFSI. Under the Plan, the fund pays Salomon Smith Barney or PFSI (who pays its Registered Representatives), as the case may be, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to the Class B and Class L shares (and pays PFSI with respect to Class A and B shares) to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payment to and expenses of Salomon Smith Barney Financial Consultants, PFSI Registered Representatives, and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney and PFSI associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average daily net assets attributable to the shares of the respective Class.

   The following service and distribution fees were incurred by the fund pursuant to the Plan during the periods indicated:

                                    Fiscal Year   Fiscal Year   Fiscal Year
                                   Ended 8/31/00 Ended 8/31/01 Ended 8/31/02
                                   ------------- ------------- -------------
    Class A.......................  $2,730,890    $ 4,507,080   $ 4,949,065
    Class B.......................  $8,893,499    $16,866,559   $18,846,275
    Class L.......................  $3,676,705    $10,051,715   $13,226,346

   Each of PFSI and Salomon Smith Barney will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by Salomon Smith Barney are distribution expenses within the meaning of the Plan and may be paid from amounts received by Salomon Smith Barney from the fund under the Plan.

   For the fiscal year ended August 31, 2002, Salomon Smith Barney incurred distribution expenses totaling $54,906,584, consisting of:

 Financial
 Consultant           Branch                   Advertising                 Printing                   Interest
Compensation         Expenses                    Expense                    Expense                    Expense
------------ -------------------------  -------------------------  -------------------------  -------------------------
$34,299,680         $12,479,183                $3,110,455                   $29,328                  $4,987,938

   Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors, including all of the Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or, with respect to the fund, by vote of a majority of the outstanding voting securities of the fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney and PFSI will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Portfolio Transactions

   The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers (including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the manager to supplement its own research and analysis.

   Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the fund's Board of Directors. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

   Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

   In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the investment advisory agreement is not reduced by reason of its receiving such brokerage and research services. The manager may cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. For the fiscal year ended August 31, 2002, the fund paid $285,846 in commissions on brokerage transactions totaling $2,183,891 directed to brokers because of research provided.

   The fund has paid the following in brokerage commissions for portfolio transactions:


                                                                  % of Total
                                                                 Dollar Amount
                                                  % of Total    of Transactions
                                                   Brokerage       Involving
                                  Commissions     Commissions     Commissions
                       Total    Paid to Salomon Paid to Salomon Paid to Salomon
 Fiscal Year Ending  Brokerage   Smith Barney    Smith Barney    Smith Barney
     August 31:     Commissions and Affiliates  and Affiliates  and Affiliates
 ------------------------------------------------------------------------------
        2000        $1,279,254     $ 95,150          7.44%           5.53%
 ------------------------------------------------------------------------------
        2001        $2,182,563     $160,749          7.37%           8.05%
 ------------------------------------------------------------------------------
        2002        $2,183,891     $ 47,125          2.16%           0.83%

   In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the fund's Board of Directors has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

   Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

   The fund will not purchase securities during the existence of any underwriting or selling group relating to securities of which an affiliate of the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Custodian and Transfer Agent

   State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 ("State Street"), serves as the custodian of the fund. Under the custody agreement with the fund, State Street holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, State Street receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

   Citicorp Trust Bank, fsb, located at 125 Broad Street, New York, NY 10004, serves as the transfer agent and shareholder services agent of the fund.

   PFPC Global Fund Services, located at P.O. Box 9699 Providence, RI 02940-9699, serves as a sub-transfer agent to the fund to render certain shareholder record keeping and accounting services.

   The fund also has engaged the services of Primerica Shareholder Services as a sub-transfer agent for PFSI accounts. This sub-transfer agent is located at 3100 Breckinridge Blvd., Bldg. 200, Duluth, GA 30099.

Counsel and Auditors

   Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the fund.

   Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, serves as counsel to the fund's Independent Directors.

   KPMG LLP, 757 Third Avenue, New York, New York 10017, serves as independent auditors to examine and report on the fund's financial statements for the fiscal year ending August 31, 2003.

                              PURCHASE OF SHARES

General

   Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify which Class is being purchased. Salomon Smith Barney and Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at a sub-transfer agent are not subject to a maintenance fee.

   Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and board members of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the applicable sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the applicable sub-transfer agent.

   Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by a fund or the fund's agent prior to its close of business. For shares purchased through a Service Agent purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

   Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or a sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or a sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Alternatives

   The following Classes of shares are available for purchase. See a prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

   Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

                                                                  Dealers'
                      Sales Charge as a % Sales Charge as a % Reallowance as %
 Amount of Investment   Of Transaction    Of Amount Invested  Of Offering Price
 -------------------- ------------------- ------------------- -----------------
  Less than $25,000..        5.00%               5.26%              4.50%
  $25,000--$49,999...        4.25%               4.44%              3.83%
  $50,000--$99,999...        3.75%               3.90%              3.38%
  $100,000--$249,999.        3.25%               3.36%              2.93%
  $250,000--$499,999.        2.75%               2.83%              2.48%
  $500,000--$999,999.        2.00%               2.04%              1.80%
  $1,000,000 or more.           0*                  0*                 0*

--------
* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is payable to Salomon Smith Barney, which compensates Service Agents whose clients make purchases of $1,000,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge."

   Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a Director or other fiduciary of a single trust estate or single fiduciary account.

   Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

   Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2003 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1.00% initial sales charge.

   Class Y Shares. Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).

   Class Z Shares. Class Z shares are sold exclusively to (a) tax-exempt employee benefit and retirement plans of Salomon Smith Barney, Inc. and its affiliates and (b) UITs sponsored by Salomon Smith Barney and its affiliates.

Sales Charge Waivers and Reductions

   Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Salomon Smith Barney Financial Consultant's employment with Salomon Smith Barney), on the condition that the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; (j) "k" Choice purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Citistreet Retirement Programs; (k) accounts associated with "k" Choice; (l) separate accounts used to fund certain Section 403(b) or 401(a) or (k) accounts; and (m) Intergraph Corporate Stock Bonus Plan participants reinvesting distribution proceeds from the sale of the Smith Barney Appreciation Fund. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   Right of Accumulation. Class A shares of the fund may be purchased by "any person" at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   Letter of Intent--Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent to obtain a Letter of Intent application.

   Letter of Intent--Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within thirteen months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, as applicable, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a Deferred Sales Charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Provisions

   "Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

   Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

   Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

           Year Since Purchase Payment Was Made Deferred sales charge
           ------------------------------------ ---------------------
                   First.......................         5.00%
                   Second......................         4.00
                   Third.......................         3.00
                   Fourth......................         2.00
                   Fifth.......................         1.00
                   Sixth and thereafter........         0.00

   Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B dividend shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B dividend shares) owned by the shareholder.

   In determining the applicability of any Deferred Sales Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to Salomon Smith Barney.

   To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

   The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption.

   Deferred Sales Charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Salomon Smith Barney Retirement Programs

   You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

   There are no sales charges when you buy or sell shares and the Class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a Class of shares is chosen, all additional purchases must be of the same Class.

   For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

   For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the Class of shares you may purchase depends on the amount of your initial investment:

   Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

   Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than eight years after the plan joined the program. They are eligible for exchange in the following circumstances:

   If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney mutual fund Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for five years.

   If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney mutual fund Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

   For more information, call your Service Agent or the transfer agent.

   Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in a Smith Barney Retirement Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

   Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in a Smith Barney Retirement Program, if its total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

   Any participating plan in a Smith Barney Retirement Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in a Smith Barney Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

   Participating plans wishing to acquire shares of the fund through a Smith Barney Retirement Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

   Retirement Programs Investing in Class B Shares. Class B shares of the fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a Deferred Sales Charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401(k) Program Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase, Exchange and Redemption of Shares-Deferred Sales Charge Alternatives."

   No Deferred Sales Charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the Deferred Sales Charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the Deferred Sales Charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

   The Deferred Sales Charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan as a result of: (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Volume Discounts

   The schedule of sales charges on Class A shares described in the applicable prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant or a Service Agent.

                           PFS INVESTMENTS ACCOUNTS

   The fund offers two Classes of shares to investors purchasing through PFSI:
Class A shares and Class B shares.

   Initial purchases of shares of the fund must be made through a PFSI Registered Representative by completing the appropriate application. The completed application should be forwarded to Primerica Shareholder Services, P.O. Box 9662, Providence, RI 02940-9662. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to Primerica Shareholder Services. In processing applications and investments, Primerica Shareholder Services acts as agent for the investor and for PFSI and also as agent for the distributor, in accordance with the terms of the applicable prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

   Shares purchased will be held in the shareholder's account by Primerica Shareholder Services. A shareholder that has insufficient funds to complete any purchase may be charged a fee of up to $30 per returned purchase check by Primerica Shareholder Services.

   Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts). Subsequent investments of at least $50 may be made for each Class. For the fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Board members of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or a sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

   Initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFSI Registered Representative must contact the Primerica Shareholder Services at
(800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact Primerica Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

   Shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern time any day that the NYSE is open. If a shareholder does not wish to allow subsequent investments by telephone by any person in his or her account, the shareholder should decline the telephone transaction option on the account application. The minimum subsequent investment by telephone is $50 and can be up to a maximum of $50,000. By requesting a subsequent purchase by telephone, you authorize Primerica Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by Primerica Shareholder Services. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed will also be charged a fee of up to $30 by Primerica Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach Primerica Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

   An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. Additional copies of tax forms are available at the shareholder's request.

   Additional information regarding Primerica Shareholder Services may be obtained by contacting the Customer Services Department at (800) 544-5445.

Determination of Public Offering Price

   The fund offers its shares on a continuous basis. The public offering price for a Class A, Class B and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A Deferred Sales Charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding $500,000) redeemed within one year of purchase.

                             REDEMPTION OF SHARES

   The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

   If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the applicable sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

   If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to 15 days.

Distributions in Kind

   If the Board of Directors of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of fund securities in lieu of cash. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "share price" in the fund's prospectuses. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Salomon Smith Barney Accounts

   Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Service Agent or by submitting a written request for redemption to:

      Smith Barney Aggressive Growth Fund Inc.
      Class A, B, L or Y (please specify)
      c/o PFPC Global Fund Services
      P.O. Box 9699
      Providence, RI 02940-9699

   A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

   Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by a sub-transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

   Redemptions. Redemption requests of up to $50,000 of any Class or Classes of shares of the fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open. Redemptions of shares for which certificates have been issued are not permitted under this program.

   A shareholder will have the option of having the redemption proceeds mailed to his or her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. Eastern time on any day on which the NYSE is open.

   Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

PFS Investments Accounts

   Shareholders may redeem for cash some or all of their shares of the fund at any time by sending a written request in proper form directly to a sub-transfer agent, Primerica Shareholder Services, at P.O. Box 9662, Providence, Rhode Island, 02940-9662. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact Primerica Shareholder Services at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

   The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. Signatures must be guaranteed in the following circumstances: the proceeds of the redemption exceed $50,000; the proceeds are not paid to the record owner(s) at the record address; the shareholder has had an address change within 30 days of the shareholder's redemption request; or the shareholder is a corporation, sole proprietor, partnership, trust or fiduciary. Signature guarantees generally must be made by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

   Generally, a properly completed redemption form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by Primerica Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern time to obtain the proper forms.

   A shareholder may utilize Primerica Shareholder Services Telephone Redemption service to redeem shares from his or her account as long as the shareholder has authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his or her account, the shareholder should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 30 days; (b) the shares to be redeemed are not in certificate form; (c) the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of an individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting Primerica Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach Primerica Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above.

   Redemption proceeds can be sent by check to the shareholder's address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the ACH. Primerica Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

Automatic Cash Withdrawal Plan

   An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable Deferred Sales Charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a Deferred Sales Charge). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, (not applicable to PFSI accounts) as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund.

   Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the applicable sub-transfer agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or one of the fund's sub-transfer agents. A shareholder who purchases shares directly through a sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month (not applicable to PFSI accounts) to be eligible for participation beginning with that month's withdrawal.

                              VALUATION OF SHARES

   The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class will differ. The following is a description of the procedures used by the fund in valuing its assets.




   Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for these securities are not readily available, at fair value, as determined in good faith by the fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.

                              EXCHANGE PRIVILEGE

   Except as noted below and in the prospectus, shareholders of certain Smith Barney mutual funds may exchange all or part of their shares for shares of the same class of other Smith Barney mutual funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made. The Deferred Sales Charge (if any) will continue to be measured from the date of a shareholder's original purchase of shares subject to a Deferred Sales Charge. If the fund exchanged into has a higher Deferred Sales Charge, the shareholder will be subject to that charge. If a shareholder exchanges at any time into a fund with a lower charge, the sales charge will not be reduced. Please note specific exchange requirements as follows:

      A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

      B. Class B shares of the fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney mutual fund will be subject to the higher applicable Deferred Sales Charge of the two funds and, for purposes of calculating Deferred Sales Charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

      C. Class L shares of the fund may be exchanged without a sales charge. For purposes of Deferred Sales Charge applicability, Class L shares of the fund exchanged for Class L shares of another Smith Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

   The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant or a Service Agent.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney and PFSI reserve the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders. As stated in the prospectuses, the exchange privilege is limited.

   Additional Information Regarding the Exchange Privilege. The fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the fund and its shareholders. Accordingly, if the fund's management in its sole discretion determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney mutual fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The fund's policy on excessive trading applies to investors who invest in the fund directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectuses.

   During times of drastic economic or market conditions, the fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

                               PERFORMANCE DATA

   From time to time, the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L, Class Y and Class Z shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this SAI, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from Lipper and other financial publications.

   From time to time, the fund may quote its total return in advertisements or in reports and other communications to shareholders. Such performance information may be included in the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

   "Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1 + T)/n/ = ERV

      Where: P   =   a hypothetical initial payment of $1,000
             T   =   average annual total return
             n   =   number of years
             ERV =   Ending Redeemable Value of a hypothetical $1,000
                     investment made at the beginning of a 1-, 5- or 10-year
                     period at the end of the 1-, 5- or 10-year period (or
                     fractional portion thereof), assuming reinvestment of all
                     dividends and distributions.

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

Aggregate Total Return

   "Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

                                    ERV - P
                                    -------
                                       P

      Where: P   =   a hypothetical initial payment of $10,000
             ERV =   Ending Redeemable Value of a hypothetical $10,000
                     investment made at the beginning of a 1-, 5- or 10-year
                     period at the end of the 1-, 5- or 10-year period (or
                     fractional portion thereof), assuming reinvestment of all
                     dividends and distributions.

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

   The total returns below show what an investment in the fund would have earned over a specified period of time (one, five or ten years and since inception) without assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The following chart reflects the financial performance of the fund through the one, five and ten year periods ended August 31, 2002 and since inception:

                                 Total Returns

                                            5                 Since
                                          Year       5      Inception   Since
                                         Average    Year     Average  Inception
                          Class  1 Year  Annual  Cumulative  Annual   Cumulative
                          ----- ------   ------- ---------- --------- ----------
Inception: 10/24/83......   A*  (31.95)%  10.00%   61.06%     13.64%   1,014.36%
Inception: 11/6/92.......   B   (32.50)    9.10    54.59      13.75      254.11
Inception: 5/13/93.......   L   (32.45)    9.17    55.05      14.25      245.15
Inception: 1/30/96**.....   Y   (31.67)   10.39    63.95      12.75      120.49
Inception: 11/6/92.......   Z   (31.68)   10.39    63.95      15.05      296.14

--------
* The ten year average annual return was 15.28% and the ten year cumulative total return was 314.43% for Class A shares.
** Performance begins January 30, 1996 since all Class Y shares were redeemed during November 1995 and new shares were not purchased until January 30, 1996.

   The total returns below show what an investment in the fund would have earned over a specified period of time (one, five or ten years or since inception) assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The following chart reflects the financial performance of the fund through the one, five and ten year periods ended August 31, 2002 and since inception:

                                 Total Returns

                                            5                 Since
                                          Year       5      Inception   Since
                                         Average    Year     Average  Inception
                          Class  1 Year  Annual  Cumulative  Annual   Cumulative
                          ----- ------   ------- ---------- --------- ----------
Inception: 10/24/83......   A*  (35.35)%   8.88%   53.01%     13.33%    958.65%
Inception: 11/6/92.......   B   (35.88)    8.96    53.59      13.75     254.11
Inception: 5/13/93.......   L   (33.79)    8.95    53.48      14.12     241.75
Inception: 10/12/95+.....   Y** (31.67)   10.39    63.95      12.75     120.49
Inception: 11/6/92.......   Z** (31.68)   10.39    63.95      15.05     296.14

--------
* The ten year average annual return was 14.69% and the ten year cumulative total return was 293.65% for Class A shares.
** Class Y shares and Class Z shares do not incur sales charges or Deferred
   Sales Charges.
+ Performance begins January 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares were not purchased until January 31, 1996.

   It is important to note that the average annual total return and aggregate total return formulas set forth above are based on historical earnings and are not intended to indicate future performance.

   Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because the performance will vary, it may not provide a basis for comparing an investment in a Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

   From time to time the fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas:

Average Annual Total Return (After Taxes on Distributions)

                            P(1 + T)/n/ = ATV\\D \\

Where: P        =   a hypothetical initial payment of $1,000.
       T        =   average annual total return (after taxes on distributions).
       n        =   number of years
       ATV\\D\\ =   ending value of a hypothetical $1,000 investment made at
                    the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion
                    thereof), after taxes on fund distributions but not after
                    taxes on redemption.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

                            P(1 + T)/n/ = ATV\\DR\\

Where: P         =   a hypothetical initial payment of $1,000.
       T         =   average annual total return (after taxes on distributions
                     and redemption).
       n         =   number of years.
       ATV\\DR\\ =   ending value of a hypothetical $1,000 investment made at
                     the beginning of the 1-, 5- or 10-year period at the end
                     of the 1-, 5- or 10-year period (or fractional portion
                     thereof), after taxes on fund distributions and
                     redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

   The following is a summary of certain federal income tax considerations that may affect the fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisers as to the tax consequences of an investment in the fund.

   The fund has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986. Provided that the fund (a) continues to qualify as a regulated investment company and
(b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains in excess of net realized long-term capital losses), the fund will not be liable for federal income taxes to the extent its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Although the fund expects to be relieved of all or substantially all federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the fund's income which is treated as earned in any such state or locality could be subject to state and local taxes. Any such taxes paid by the fund would reduce the amount of income and gains available for distribution to shareholders. All net investment income and net capital gains earned by the fund will be reinvested automatically in additional shares of the same Class of the fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

   Gains or losses on the sales of securities by the fund generally will be long-term capital gains or losses if the fund has held the securities for more than one year. Gains or losses on the sales of securities held by the fund for not more than one year generally will be short-term capital gains or losses. If the fund acquires a debt security at a substantial discount, a portion of any gain upon its sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent it reflects accrued market discount.

   Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the fund from domestic corporations for the taxable year. The federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received by the fund are treated as debt financed or are deemed to have been held by the fund for less than 46 days. Similarly, the dividends-received deduction may be additionally reduced or eliminated if the corporate shareholder's fund shares are treated as debt financed or are deemed to have been held by such corporate shareholder for less than 46 days.

   Foreign countries may impose withholding and other taxes on dividends and interest paid to the fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes.

   Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her shares in the fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the long-term capital gain distribution will be treated as a long-term capital loss.

   If a shareholder (a) incurs a sales charge in acquiring shares of the fund,
(b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

   Investors considering buying shares of the fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

   If a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, the shareholder may be subject to a "backup withholding" tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

   The foregoing is only a summary of certain tax considerations generally affecting the fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

                            ADDITIONAL INFORMATION

   The fund was incorporated in the State of Maryland on May 12, 1983 and is registered with the SEC as a diversified, open-end management investment company.

   The fund offers shares of common stock currently classified into five Classes, A, B, L, Y and Z. Each Class represents an identical pro rata interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to a plan adopted by the fund pursuant to Rule 12b-1 under the 1940 Act; (d) the expenses allocable to each Class; (e) voting rights on matters exclusively affecting a single class; (f) the exchange privileges of each Class; and (g) the conversion feature of shares of Class B. The fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

   As permitted by Maryland law, there normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. At that time, the Directors then in office will call a shareholders' meeting for the election of Directors. The Directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the fund. At such a meeting, a Director may be removed after the holders of record of not less than a majority of the outstanding shares of the fund have declared that the Director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Directors shall continue to hold office and may appoint successor Directors.

   As used in the prospectuses and this SAI, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund (or the affected Class) or
(b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the fund (or the affected Class) are represented at the meeting in person or by proxy. A Class shall be deemed to be affected by a matter unless it is clear that the interests of each Class in the matter are identical or that the matter does not affect any interest of the Class. The approval of Directors or independent auditors would be effectively acted upon with respect to the fund only if approved by a "vote of a majority of the outstanding voting securities" of the fund; however, the approval of a Rule 12b-1 distribution plan that is submitted to shareholders may be effectively acted upon by a vote of the holders of a majority of all fund shares voting with regard to Class.

   Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectuses so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Service Agent or the transfer agent.

                             FINANCIAL STATEMENTS

   The Fund's Annual Report for the fiscal year ended August 31, 2002 (filed on November 8, 2002; EDGAR Accession Number 0000950130-02-007592) is incorporated into this Statement of Additional Information by reference in its entirety.

                               OTHER INFORMATION

   Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

   That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

   Classic Series--our portfolio manager driven funds
   Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

   Premier Selections Series--our best ideas, concentrated funds
   We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

   Research Series--driven by exhaustive fundamental securities analysis Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

   Style Pure Series--our solution to funds that stray
   Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

PART A - PROSPECTUS


PART B - STATEMENT OF ADDITIONAL INFORMATION


PART C OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on June 5, 1983 (File Nos. 284199 and 811-3762).

(a)(1) Registrant's Articles of Incorporation dated May 12, 1983 and Articles of Amendment dated May 27, 1983, October 3, 1983, May 20, 1988, November 5, 1992 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on October 28, 1993 ("Post-Effective Amendment No. 15 to the Registration Statement filed on October 28, 1993 ("Post-Effective Amendment No. 15").

(a)(2) Articles of Amendment dated October 14, 1994, Form of Articles Supplementary and Form of Articles of Amendment filed December 28,1995 ("Post-Effective Amendment No. 18).

(a)(3) Articles of Amendment dated June 1, 1998 incorporated by reference to the Post-Effective Amendment No. 21.

(b)(1) Registrant's By-Laws are incorporated by reference to the Registration Statement.

(b)(2) Amendments dated January 27, 1987, October 22, 1987 and October 20, 1988 to By-Laws are incorporated by reference to Post-Effective Amendment No. 9.

(c) Registrant's form of stock certificates for Class A, Class B, Class C and Class Y shares are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on October 23, 1992 ("Post-Effective Amendment No. 14"). to the Registration Statement.

(d) Investment Advisory Agreement between the Registrant and Smith Barney Asset Management Division of Smith Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(e)(1) Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15.

(e)(2) form of Distribution Agreement between the Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 21.

(e) (3) form of Broker Dealer Contract between the Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 22.



(e) (4) Form of distribution Agreement with Salomon Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 24.

(e) (5) Form of distribution Agreement with PFS Distributors, Inc is incorporated by reference to the Post-Effective Amendment No. 24.


(f)         Not Applicable.

(g) (1) Custodian Agreement between the Registrant and PNC Bank, National Association ("PNC Bank") is incorporated by reference to Pre-Effective Amendment No. 1.

(g) (2) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 26.

(h) (1) Transfer Agency Agreement dated August 2, 1993, between the Registrant and First Data Investors Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 16, filed on January 1, 1994 ("Post-Effective Amendment No. 16").

(h)(2) Administration Agreement dated April 21, 1994, between the Registrant and Smith Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 20.



(h)(3) Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by reference to Post-Effective Amendment No.24.

(h)(4) Sub-Transfer Agency Agreement with PFPC Global Fund Services is incorporated by reference to Post-Effective Amendment No. 24.

(h)(5) Sub-Transfer Agency Agreement with PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 24.

(i) Opinion of Robert A. Vegliante Assistant Secretary of the Fund filed with the Registrants Rule 24F-2 Notice is incorporated by reference.

(j) Auditors' Consent is incorporated by reference to Post-Effective Amendment No. 26.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc. ("Smith Barney") filed on December 28, 1995 (Post-Effective Amendment No. 18).

(m)(2) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant is incorporated by reference to Post-Effective Amendment No. 21.


(m)(3) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney Inc. and PFS Distributors, Inc. is incorporated by reference to the Post-Effective Amendment No. 24.

(n) Not Applicable



(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 21.



(p)(1) Code of Ethics of the Fund and the Adviser is incorporated by reference to the Post-Effective Amendment No. 24.

(p)(2) Code of Ethics of Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.



(p)(3)  Code of Ethics of PFS is filed herein.

Item 24.

None.

Item 25.  Indemnification

Under the Registrant's corporate charter and Maryland law, directors and officers of the Registrant are not liable to the Registrant or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Registrant's corporate charter requires that it indemnify its directors and officers against liabilities unless it is proved that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These Indemnification provisions are subject to the limitation under the Investment Company Act of 1940, as amended, that no director or officer may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

Item 26.    Business and Other Connections of Investment Adviser

Investment Adviser - - Smith Barney Fund Management LLC ("SBFM")

SBFM was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).



Item 27.    Principal Underwriters

(a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, Citi Institutional Cash Reserves and Citi Institutional Enhanced Income Fund. Salomon Smith Barney Inc. is the placement agent for Institutional Reserves Portfolio, Institutional Enhanced Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

    Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Funds Trust, Smith Barney Trust II, Variable Annuity Portfolios, Smith Barney Investment Series, Smith Barney Capital Preservation Fund I and II, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Real Estate Income Fund, Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Government Trust Inc, Salomon Brothers Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Institutional Cash Management Fund Inc., Smith Barney Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith

Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)      Not applicable.

Item 28.  Location of Accounts and Records.



(1)         Salomon Smith Barney Inc.
            388 Greenwich Street
            New York, New York 10013

(2)         Smith Barney Aggressive Growth Fund Inc.
            125 Broad Street
            New York, New York 10004

(3)         Smith Barney Fund Management LLC.
            399 Park Avenue
            New York, New York 10022

(4)         State Street Bank and Trust Company
            225 Franklin Street

            Boston, MA 02110

(5)         Citicorp Trust Bank, fsb
            125 Broad Street
            New York, New York 10004

(6)         PFPC Global Fund Services
            P.O. Box 9699
            Providence RI 02940-9699

(7)         PFS Distibutors Inc.
            3100 Breckinridge Blvd.
            Building 20
            Duluth, GA 30099-0062


Item 29.  Management Services.

Not Applicable.

Item 30.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY AGGRESSIVE GROWTH FUND INC., certifies that it meets all requirements for effectiveness of this registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 24th day of January, 2003.

                       SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
                       By: /s/ R. Jay Gerken
                       R. Jay Gerken
                       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                             Date

/s/ R. Jay Gerken*                Chairman of the Board             1/24/03
R. Jay Gerken                     (Chief Executive Officer)

/s/ Richard L. Peteka*            Treasurer                         1/24/03
Richard L. Peteka                 (Chief Financial Officer)

/s/ Paul R. Ades*                 Director                          1/24/03
Paul R. Ades

/s/ Herbert Barg*                 Director                          1/24/03
Herbert Barg

/s/ Dwight B. Crane*              Director                          1/24/03
Dwight B. Crane

/s/ Frank Hubbard*                Director                          1/24/03
Frank Hubbard

/s/ Ken Miller*                   Director                          1/24/03
Ken Miller

/s/ Jerome Miller*                Director                          1/24/03
Jerome Miller

*Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 20, 2002.

/s/ R. Jay Gerken
R. Jay Gerken

                                    EXHIBITS

Exhibit No.            Description of Exhibits

(p)(3)      PFS Code of Ethics